Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 4

Prepaid Expenses and Other Current Assets:

The Company’s prepaid expenses and other current assets consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Vendor prepayments	$29,909	$27,380
VAT recoverable and other current assets	43,079	61,207
Prepaid insurance	1,072,501	-
Prepaid expenses	3,758	14,413

Total prepaid expenses and other current assets	$1,149,247	$103,000

The Company’s prepaid expenses and other current assets as of June 30, 2021 and December 31, 2020, consisted mainly of some vendor prepayments and value added tax (“VAT”) recoverable, that were returned to the Company during the following fiscal periods.